Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Disclosure of information about structured entities [line items]
Assets	¥ 195,503,623	¥ 192,175,566	¥ 191,927,385
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	24,478	23,901
Assets transferred to sponsored unconsolidated structured entities	1,361,979	1,640,396
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	728,778	807,780
Notional amounts of liquidity and credit enhancement facilities	¥ 1,050,986	¥ 1,129,257